Stock-Based Compensation - Summary of Option Activity (Details)		3 Months Ended	12 Months Ended
	May 14, 2020 employee $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares
Weighted Average Remaining Contractual Term (in years)
Weighted average grant date fair value (in dollars per share)					$ 3.63
Fair value of common stock (in dollars per share)		$ 9.20	$ 9.20
Social Finance, Inc.
Number of Stock Options
Beginning balance (in shares) | shares		17,183,828	17,640,539
Granted (in shares) | shares		0	217,275	0
Replacement Options (in shares) | shares			3,980,300
Exercised (in shares) | shares		(963,873)	(1,169,956)
Modifications (in shares) | shares			(2,346,628)
Forfeited (in shares) | shares		(2,523)	(314,195)
Expired (in shares) | shares		(42,912)	(823,507)
Ending balance (in shares) | shares		16,174,520	17,183,828	17,640,539
Exercisable (in shares) | shares		14,113,930	12,012,098
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 9.92	$ 12.11
Granted (in dollars per share)			11.39
Replacement Options (in dollars per share)			0.65
Exercised (in dollars per share)		2.75	3.23
Modifications (in dollars per share)			13.34
Forfeited (in dollars per share)		10.79	11.61
Expired (in dollars per share)		10.37	11.42
Ending balance (in dollars per share)		10.35	9.92	$ 12.11
Exercisable (in dollars per share)		$ 11.53	$ 10.28
Weighted Average Remaining Contractual Term (in years)
Weighted average remaining contractual term, outstanding		6 years 4 months 24 days	6 years 7 months 6 days	7 years 8 months 12 days
Weighted average remaining contractual term, exercisable		6 years 4 months 24 days	6 years 4 months 24 days
Weighted average grant date fair value (in dollars per share)			$ 4.26
Social Finance, Inc. | Common Stock
Weighted Average Remaining Contractual Term (in years)
Fair value of common stock (in dollars per share)	$ 12.11
Social Finance, Inc. | Replacement options | Galileo Financial Technologies, Inc.
Weighted Average Remaining Contractual Term (in years)
Conversion of options (in shares) | shares	3.83
Social Finance, Inc. | Restricted stock units
Weighted Average Remaining Contractual Term (in years)
Conversion of options (in shares) | shares	1
Stock options conversion, number of employees participated | employee	296
Social Finance, Inc. | Common stock options
Weighted Average Remaining Contractual Term (in years)
Conversion date value per option (in dollars per share)	$ 13.00